Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2025
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
28. Financial instruments – additional disclosures
The following tables show the carrying values of financial instruments by measurement category as at December 31, 2025 and 2024. Except for straight bonds and floating rate bonds (see Note 19), the carrying values are equal to, or a reasonable approximation of, the fair values.
		2025

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	11 435

Time deposits and short-term investments with original maturity more than 90 days	16	98

Trade receivables	15	8 937

Other receivables and current assets		1 279	27

Long-term financial investments - equity securities	13		442	282

Long-term financial investments - debt securities	13		23	44

Long-term financial investments - fund investments	13			202

Long-term loans, advances, security deposits and other long-term receivables	13	597

Associated companies at fair value through profit and loss				88

Derivative financial instruments	16			57

Contingent consideration receivables	13/17			859

Total financial assets		22 346	492	1 532

Bank and other short-term financial debts	21	682

Commercial paper	21	4 045

Straight bonds	19	27 131

Floating rate bonds	19	798

Other bonds	19	500

Other financial debts	19	300

Trade payables		4 456

Contingent consideration liabilities	20/22			667

Derivative financial instruments	21			81

Lease liabilities	10				1 920

Total financial liabilities		37 912		748	1 920

		2024

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	11 409	50

Time deposits and short-term investments with original maturity more than 90 days	16	1 892

Trade receivables	15	7 423

Other receivables and current assets		1 286	42

Long-term financial investments - equity securities	13		464	282

Long-term financial investments - debt securities	13		27	26

Long-term financial investments - fund investments	13			210

Long-term loans, advances, security deposits and other long-term receivables	13	335

Associated companies at fair value through profit and loss				109

Derivative financial instruments	16			106

Contingent consideration receivables	13/17			791

Total financial assets		22 345	583	1 524

Bank and other short-term financial debts	21	642

Commercial paper	21	4 091

Straight bonds	19	24 112

Other bonds	19	523

Other financial debts	19	87

Trade payables		4 572

Contingent consideration liabilities	20/22			808

Derivative financial instruments	21			143

Lease liabilities	10				1 803

Total financial liabilities		34 027		951	1 803

Derivative financial instruments
The following tables show the contract or underlying principal amounts and fair values of derivative financial instruments analyzed by type of contract as at December 31, 2025 and 2024. Contract or underlying principal amounts indicate the gross volume of business outstanding at the consolidated balance sheet date and do not represent amounts at risk. The fair values are determined by reference to market prices or standard pricing models that use observable market inputs as at December 31, 2025 and 2024.
	Contract or underlying principal amounts		Positive fair values		Negative fair values

(USD millions)	2025	2024	2025	2024	2025	2024

Forward foreign exchange rate contracts	15 332	10 194	34	81	-79	-143

Commodity purchase contracts	207	159	23	25	-2

Total derivative financial instruments included in marketable securities and in current financial debts	15 539	10 353	57	106	-81	-143

The following table shows a breakdown by currency of the contract or underlying principal amounts of derivative financial instruments as at December 31, 2025 and 2024:
2025

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 648	1 157	11 527	15 332

Commodity purchase contracts	181	11	15	207

Total derivative financial instruments	2 829	1 168	11 542	15 539

2024

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 024	1 717	7 453	10 194

Commodity purchase contracts	149	10		159

Total derivative financial instruments	1 173	1 727	7 453	10 353

Derivative financial instruments effective for hedge accounting purposes
At the end of 2025 and 2024, there were no open hedging instruments for anticipated transactions.
Fair value by hierarchy
As required by the IFRS Accounting Standards, financial assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on increasing subjectivity associated with the inputs to derive fair valuation for these assets and liabilities, which are as follows:
The assets carried at Level 1 fair value are equity and debt securities as well as fund investments listed in active markets.
The assets generally included in the Level 2 fair value hierarchy are derivatives, and certain debt securities. The liabilities generally included in this fair value hierarchy consist of derivatives. These are valued using corroborated market data.
Level 3 inputs are unobservable for the asset or liability. The assets generally included in Level 3 fair value hierarchy are various investments in funds and unquoted equity security investments. Contingent consideration and other financial liabilities carried at fair value are included in this category.
	2025

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Marketable securities
Derivative financial instruments		57		57

Total marketable securities and derivative financial instruments at fair value		57		57

Equity securities current	15		12	27

Current contingent consideration receivables			101	101

Long-term financial investments
Debt and equity securities	255	7	529	791

Fund investments	19		183	202

Non-current contingent consideration receivables			758	758

Total long-term financial investments at fair value	274	7	1 470	1 751

Associated companies at fair value through profit and loss			88	88

Financial liabilities
Current contingent consideration liabilities			-215	-215

Derivative financial instruments		-81		-81

Total current financial liabilities at fair values		-81	-215	-296

Non-current contingent consideration liabilities			-452	-452

Total non-current financial liabilities at fair value			-452	-452

	2024

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	50			50

Total cash and cash equivalents at fair value	50			50

Marketable securities
Derivative financial instruments		106		106

Total marketable securities and derivative financial instruments at fair value		106		106

Equity securities current	24		18	42

Current contingent consideration receivables			120	120

Long-term financial investments
Debt and equity securities	193	7	599	799

Fund investments	15		195	210

Non-current contingent consideration receivables			671	671

Total long-term financial investments at fair value	208	7	1 465	1 680

Associated companies at fair value through profit and loss			109	109

Financial liabilities
Contingent consideration liabilities			-281	-281

Derivative financial instruments		-143		-143

Total current financial liabilities at fair value		-143	-281	-424

Non-current contingent consideration liabilities			-527	-527

Total non-current financial liabilities at fair value			-527	-527

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
The change in carrying values associated with Level 3 financial instruments, using significant unobservable inputs during the year ended December 31, is set forth below:
	2025

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities

January 1	109	195	617	791	-808

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	7	11	122	109	68

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-14	-14	-73		-117

Fair value adjustments recognized in the consolidated statement of comprehensive income and currency translation effects	2	5	16	95	-15

Purchases	1	12	108

Cash receipts and payments				-136	205

Disposals	-6	-26	-242

Reclassification	-11		-7

December 31	88	183	541	859	-667

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2025	-7	-3	49	109	-49

	2024

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	101	184	647	618	-403	-88

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	24	38	22	236	41

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-12	-14	-110		-100

Fair value adjustments recognized in the consolidated statement of comprehensive income and currency translation effects	-2	-2	-9	-39	7

Purchases	16	12	130	53	-376

Cash receipts and payments				-77	23	88

Disposals	-18	-21	-44

Reclassification		-2	-19

December 31	109	195	617	791	-808

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2024	12	24	-88	236	-59

During 2025, there was one transfer of equity securities from Level 3 to Level 1 for USD 3 million (2024: USD 19 million), due to the Initial Public Offering of the invested company.
Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through the consolidated income statement are recorded in the consolidated income statement under “Other income” or “Other expense,” respectively. Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through other comprehensive income are not recycled through the consolidated income statement but are instead reclassified to retained earnings.
During the year, the net gain and net loss recorded on associated companies, fund investments and long-term financial investments at fair value through profit and loss were USD 149 million and USD 101 million, respectively.
To determine the fair value of a contingent consideration, various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast, assumptions regarding the discount rate and timing, and different scenarios of triggering events. The inputs are interrelated. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
If the most significant parameters for the Level 3 input were to change by 10% positively or negatively, or where the probability of success (POS) is the most significant input parameter, 10% were added or deducted from the applied probability of success, for contingent consideration payables and contingent consideration receivables, this would change the amounts recorded in the 2025 consolidated income statement by USD 111 million and USD 107 million, respectively.
Equity securities measured at fair value through other comprehensive income
Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Except for the investment in Sandoz Group AG with a fair value of USD 595 million as at December 31, 2023, these are made up of individually non-significant investments. In 2024, the consolidated foundations’ investments in Sandoz Group AG shares were fully sold, and the USD 169 million gain on disposal was transferred from other comprehensive income to retained earnings. As at December 31, 2025, the Company holds 44 non-listed equity securities (December 31, 2024: 52) and 13 listed equity securities (December 31, 2024: 16) in this category with the following fair values:
(USD millions)	2025	2024

Listed equity securities	242	185

Non-listed equity securities	227	321

Total equity securities	469	506

During 2025 and 2024, dividends received from these equity securities were insignificant. In 2025, equity securities that were no longer considered strategic, with a fair value of USD 52 million (2024: USD 95 million), were sold, and the USD 36 million loss on disposal net of taxes (2024: USD 70 million) was transferred from other comprehensive income to retained earnings. During 2024, a total of USD 81 million gain, including the disposal of the Sandoz Group AG shares and net of taxes, was transferred from other comprehensive income to retained earnings (see Note 8).
Nature and extent of risks arising from financial instruments
Market risk
Market risk in general comprises currency risk, interest rate risk and price risk, such as commodity and equity prices. Novartis is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of investments. The Company actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is the Company’s policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures. It does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, it does not sell short assets it does not have, or does not know it will have, in the future. The Company only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects that it will have in the future, based on past experience.
Foreign currency exchange rate risk
The Company uses the US dollar as its reporting currency. As a result, the Company is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies. Fluctuations in the exchange rates between the US dollar and other currencies can have a significant effect on both the Company’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Because our expenditures in Swiss francs are significantly higher than our revenues in Swiss francs, volatility in the value of the Swiss franc can have a significant impact on the reported value of our earnings, assets and liabilities, and the timing and extent of such volatility can be difficult to predict.
There is also a risk that certain countries could experience a devaluation of their currency. If this occurs, it could impact the effective prices we would be able to charge for our products and also have an adverse impact on both our consolidated income statement and balance sheet.
Subsidiaries whose functional currencies have experienced a cumulative inflation rate of more than 100% over the past three years apply the principles of IAS Standards 29 “Financial reporting in Hyperinflationary Economies.” The hyperinflationary economies in which Novartis operates are Argentina, Venezuela and Türkiye and these were hyperinflationary for all periods presented. The impacts of applying IAS Standards 29 are recorded in “Other financial income and expense” and are presented separately in Note 5 – Other financial income and expense.
The Company manages its global currency exposure by engaging in hedging transactions where management deems appropriate. Novartis may enter into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets, commitments and anticipated transactions. Novartis also uses forward contracts and may enter into foreign currency option contracts to hedge.
Net investments in subsidiaries in foreign countries are long-term investments. Their fair value changes through movements of foreign currency exchange rates. The Company has designated a certain portion of its long-term euro-denominated straight bonds, maturing in 2028, 2030 and 2038, as hedges of the translation risk arising on certain of these net investments in foreign operations with euro functional currency. As of December 31, 2025, bonds with a carrying amount of EUR 3.3 billion (USD 3.9 billion; December 31, 2024: EUR 1.8 billion, USD 1.9 billion), have been designated as hedge instruments. During 2025, USD 232 million of net of taxes unrealized loss (2024: USD 91 million gains) was recognized in other comprehensive income and accumulated in currency translation effects in relation with these net investment hedges. The hedges remained effective since inception, and no amount was recognized in the consolidated income statement in 2025 and 2024. In 2023, USD 8 million of accumulated net investment hedge reserve was recognized in the consolidated income statement at the time of the Sandoz spin-off.
Commodity price risk
The Company has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by the Company’s businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below the Company’s risk management tolerance levels. Accordingly, the Company does not enter into significant commodity futures, forward or option contracts to manage fluctuations in prices of anticipated purchases.
Interest rate risk
The Company addresses its net exposure to interest rate risk mainly through the ratio of its fixed-rate financial debts to variable-rate financial debts contained in its total financial debts portfolio. To manage this mix, Novartis may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable interest rates.
Equity risk
The Company may purchase equities as investments of its liquid funds. As a policy, it limits its holdings in an unrelated company to less than 5% of its liquid funds. Potential investments are thoroughly analyzed. Call options are written on equities that the Company owns, and put options are written on equities that the Company wants to buy and for which cash is available.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, the Company periodically assesses country and customer credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate (for example payment guarantees, credit insurance and factoring).
The provisions for expected credit losses for customers are based on a forward-looking expected credit loss, which includes possible default events on the trade receivables over the entire holding period of the trade receivables.
In measuring the expected credit losses, trade receivables are grouped based on shared credit risk characteristics (such as private versus public receivables) and days past due. In determining the expected credit loss rates, the Company considers current and forward-looking macroeconomic factors that may affect the ability of customers to settle the receivables, and historical loss rates for each category of customers.
The Company’s largest customer accounted for approximately 18% of net sales to third parties from continuing operations, and the second largest and third largest customers accounted for 13% and 7% of net sales to third parties from continuing operations, respectively (2024: 17%, 13% and 7%, respectively; 2023: 15%, 13% and 8%, respectively).
The top three largest customer’s trade receivables outstanding amounted to 16%, 12% and 6%, respectively, of the Company’s trade receivables as at December 31, 2025 (2024: 19%, 12% and 7%, respectively). There is no other significant concentration of customer credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities and money market instruments; credit risk on cash, time deposits and derivatives; as well as settlement risk for different instruments. Issuer risk is reduced by only buying securities that are at least A- rated. Counterparty credit risk and settlement risk are reduced by a policy of entering into transactions with counterparties (banks or financial institutions) that feature a strong credit rating. Exposure to these risks is closely monitored and kept within predetermined parameters. The limits are regularly assessed and determined based upon credit analysis, including financial statement and capital adequacy ratio reviews. In addition, reverse repurchasing agreements are contracted, and Novartis has entered into credit support agreements with various banks for derivative transactions. To further reduce the settlement risk, the Company has implemented a multi-currency payment system, Continuous Linked Settlement (CLS), which provides multilateral netting (payment-versus-payment settlement) of cash flows from foreign exchange transactions.
The Company’s cash and cash equivalents are held with major regulated financial institutions, the three largest of which hold approximately 13.3%, 11.1% and 8.7%, respectively (2024: 9.6%, 7.9% and 7.7%, respectively).
The Company does not expect any losses from non-performance by these counterparties and does not have any significant grouping of exposures to financial sector or country risk.
Liquidity risk
Liquidity risk is defined as the risk that the Company could not be able to settle or meet its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. Novartis Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Novartis manages its liquidity risk on a consolidated basis according to business needs and tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility.
Certain countries have legal or economic restrictions on the ability of subsidiaries to transfer funds to the Company in the form of cash dividends, loans or advances, but these restrictions do not have an impact on the ability of the Company to meet its cash obligations.
Management monitors the Company’s net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Novartis has a US commercial paper program under which it can issue up to USD 9.0 billion in the aggregate of unsecured commercial paper notes. Under this program, commercial paper notes totaling USD 3.4 billion were outstanding as at December 31, 2025, (2024: USD 3.5 billion) with a weighted average interest rate of 3.7% (2024: 4.5%). Novartis also has a Japanese commercial paper program under which it can issue up to JPY 150 billion (approximately USD 1.0 billion) of unsecured commercial paper notes. Under this program, commercial paper notes totaling USD 0.6 billion were outstanding as at December 31, 2025 (2024: USD 0.6 billion) with a weighted average interest rate of 0.8% (2024: 0.5%). Novartis further has a committed credit facility of USD 6.0 billion. This credit facility is intended to be used as a backstop for the US commercial paper program. This facility matures in May 2029, and was undrawn as at December 31, 2025.
The following table sets forth how management monitors net debt or liquidity based on details of the remaining contractual maturities of selected financial assets and liabilities as at December 31, 2025, and December 31, 2024:
	2025

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	6	39	53			98

Derivative financial instruments	17	15	1	9	15	57

Cash and cash equivalents	7 634	3 801				11 435

Total current financial assets	7 657	3 855	54	9	15	11 590

Non-current liabilities
Financial debts				-14 211	-13 724	-27 935

Financial debts - undiscounted				-14 245	-13 865	-28 110

Total non-current financial debts				-14 211	-13 724	-27 935

Current liabilities
Financial debts	-4 130	-410	-981			-5 521

Financial debts - undiscounted	-4 134	-410	-981			-5 525

Derivative financial instruments	-29	-26	-26			-81

Total current financial debts	-4 159	-436	-1 007			-5 602

Net debt	3 498	3 419	-953	-14 202	-13 709	-21 947

2024

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest		1 858	34			1 892

Derivative financial instruments	37	38	7		24	106

Cash and cash equivalents	7 918	3 541				11 459

Total current financial assets	7 955	5 437	41		24	13 457

Non-current liabilities
Financial debts				-8 484	-12 882	-21 366

Financial debts - undiscounted				-8 505	-13 010	-21 515

Total non-current financial debts				-8 484	-12 882	-21 366

Current liabilities
Financial debts	-3 963	-1 620	-2 506			-8 089

Financial debts - undiscounted	-3 963	-1 620	-2 508			-8 091

Derivative financial instruments	-14	-129				-143

Total current financial debts	-3 977	-1 749	-2 506			-8 232

Net debt	3 978	3 688	-2 465	-8 484	-12 858	-16 141

The carrying amounts of financial liabilities included in the above analysis are not materially different to the contractual amounts due on maturity. The positive and negative fair values on derivative financial instruments represent the net contractual amounts to be exchanged at maturity.
The Company’s contractual undiscounted potential cash flows from derivative financial instruments to be settled on a gross basis are as follows:
	2025

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due later than five years	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative	-6 651	-5 733	-2 453	-1	-1	-14 839

Potential inflows in various currencies - from financial derivative	6 637	5 695	2 447	96	66	14 941

	2024

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative	-3 421	-6 075	-475	-9 971

Potential inflows in various currencies - from financial derivative	3 443	5 948	640	10 031

Other contractual liabilities that are not part of management’s monitoring of the net debt or liquidity consist of the following items:
	2025

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debts, including current portion	-141	-656	-2 720	-5 534	-9 051

Lease liabilities [1]	-70	-193	-586	-1 071	-1 920

Trade payables	-4 218	-238			-4 456

Contingent consideration liabilities	-85	-130	-352	-100	-667

[1] Note 10 provides additional disclosures related to lease liabilities.
	2024

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debts, including current portion	-141	-442	-1 884	-4 603	-7 070

Lease liabilities [1]	-65	-170	-574	-994	-1 803

Trade payables	-4 432	-140			-4 572

Contingent consideration liabilities	-17	-264	-395	-132	-808

[1] Note 10 provides additional disclosures related to lease liabilities.
Capital risk management
Novartis strives to maintain a strong credit rating. In managing its capital, Novartis focuses on maintaining a strong balance sheet. As at December 31, 2025, Moody’s Ratings rated the Company Aa3 for long-term maturities and P-1 for short-term maturities, and S&P Global Ratings rated the Company AA- for long-term maturities and A-1+ for short-term maturities.
Sensitivity analysis
The Company uses sensitivity analysis disclosures to provide quantitative information about market risks to which it is exposed.
The sensitivity analysis disclosures are in line with the Company’s financial risk management policy, and are based on a one-parameter risk model that considers a one-factor linear relationship between risk factors and exposures. They consider aggregated risk exposures arising from the most significant risk factors (currency risk, interest rate risk and equity price risk) and include all financial assets and financial liabilities as set forth in the table on page F-63.
The disclosures below illustrate the potential impact on the Company’s consolidated financial statements as a result of hypothetical market movements in foreign currency exchange rates, interest rates and equity prices. The range of variables chosen reflects management’s view of changes that are reasonably possible over a one-year period.
Foreign currency exchange rate sensitivity
The Company uses the US dollar as its reporting currency. As a result, the Company is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies, as well as in the Swiss franc. A strengthening (weakening) of the US dollar against these currencies as at December 31, 2025 and 2024 would have affected the measurement of financial instruments denominated in these foreign currencies. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical 5% increase or decrease in the foreign currency exchange rates against the US dollar would have impacted the Company’s consolidated income statement as presented below:
(USD millions)	2025	2024

5% increase in foreign currency exchange rates against USD	4	-8

5% decrease in foreign currency exchange rates against USD	-5	9

As of December 31, 2025, the Company designated EUR 3.3 billion (December 31, 2024: EUR 1.8 billion) of its long-term euro-denominated straight bonds as hedges of the translation risk arising on certain net investments in foreign operations with euro functional currency. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical 5% increase, or decrease, in the foreign currency exchange rates against the US dollar, without considering the translation effect of these net investments, would have impacted the Company’s consolidated equity as presented below:
(USD millions)	2025	2024

5% increase in foreign currency exchange rates against USD	187	91

5% decrease in foreign currency exchange rates against USD	-196	-96

Interest rate sensitivity
Our portfolio of fixed-income instruments as at December 31, 2025, was mainly composed of time deposits.
Novartis uses duration models to approximate the possible change in the value of fixed-income instruments. Based on these models, management believes that a 100-basis point change in interest is deemed a reasonable possible change over a one-year period.
Based on exposures in 2025 and 2024, a hypothetical 100-basis point increase (decrease) in interest rates would not have resulted in a significant increase (decrease) in the fair values of the fixed-income instruments nor in a significant increase (decrease) of cash flows attributable to such instruments.
The majority of our outstanding financial debts are straight bonds with fixed interest rates and are therefore not affected by movements in interest rates.
Equity price sensitivity
Fund investments and equity securities held by the Novartis Venture Fund are valued at fair value through profit and loss. Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss.
The fair value of these fund investments and equity securities was USD 1.0 billion as at December 31, 2025 (December 31, 2024: USD 1.1 billion). The fair values of these investments are impacted by the volatility of the stock market, valuation parameters applied (for non-listed equities classified in Level 3 of the fair value hierarchy) and changes in general economic factors. This analysis assumes that all other variables, in particular interest rates, remain constant. A hypothetical increase or decrease of 15% in the risk factors would have impacted the Company’s consolidated income statement as presented below:
(USD millions)	2025	2024

15% increase in equity prices	86	90

15% decrease in equity prices	-86	-90

A hypothetical increase or decrease of 15% in the risk factors would have impacted the Company’s consolidated equity as presented below:
(USD millions)	2025	2024

15% increase in equity prices	66	70

15% decrease in equity prices	-66	-70